Item 1. Schedule of Investments:

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Putnam Global Natural Resources Fund
The fund's portfolio
May 31, 2005 (Unaudited)
Common stocks (98.7%) (a)
Number of shares		Value
Building Materials (0.8%)
1,297,871	Adelaide Brighton, Ltd. (Australia)	$1,701,052
69,878	CRH PLC (Ireland)	1,770,289
		3,471,341
Chemicals (9.3%)
99,892	Air Products & Chemicals, Inc.	6,016,495
68,371	BASF AG (Germany)	4,558,185
160,212	E.I. du Pont de Nemours & Co.	7,451,460
45,322	Linde AG (Germany)	3,089,810
68,743	Norsk Hydro ASA ADR (Norway) (S)	5,589,493
111,300	PPG Industries, Inc.	7,277,907
64,200	Shin-Etsu Chemical Co. (Japan)	2,394,989
25,739	Solvay SA (Belgium)	2,799,586
		39,177,925
Coal (1.8%)
81,538	CONSOL Energy, Inc.	3,901,593
90,691	Massey Energy Co.	3,666,637
		7,568,230
Containers (2.9%)
163,643	Owens-Illinois, Inc. (NON)	4,207,262
165,026	Pactiv Corp. (NON)	3,770,844
78,357	Sealed Air Corp. (NON)	4,058,109
		12,036,215
Energy (16.2%)
198,479	Baker Hughes, Inc. (S)	9,167,745
7,800	Cooper Cameron Corp. (NON)	461,058
292,398	Halliburton Co.	12,497,091
1,379,360	John Wood Group PLC (United Kingdom)	3,688,719
70,417	Noble Corp. (Cayman Islands) (S)	3,987,011
544,770	Pride International, Inc. (NON)	12,284,564
140,200	Rowan Cos., Inc. (S)	3,855,500
73,945	SBM Offshore NV (Netherlands)	4,756,339
227,800	Smedvig ASA Class A (Norway)	4,027,028
677,000	TonenGeneral Sekiyu KK (Japan)	7,281,394
110,158	Weatherford International, Ltd. (Bermuda) (NON) (S)	5,791,006
		67,797,455
Forest Products and Packaging (0.6%)
42,500	Weyerhaeuser Co.	2,726,375
Metals (2.9%)
152,687	Alcoa, Inc.	4,137,818
174,112	BHP Billiton, Ltd. (Australia)	2,200,213
69,800	Dofasco, Inc. (Canada)	1,898,222
311,000	Dowa Mining Co., Ltd. (Japan)	2,028,888
52,200	United States Steel Corp. (S)	2,075,994
		12,341,135
Natural Gas Utilities (1.9%)
436,899	Williams Cos., Inc. (The)	8,043,311
Oil & Gas (62.3%)
144,107	Amerada Hess Corp.	13,380,335
100,900	Apache Corp.	5,928,884
59,100	Ashland, Inc. (S)	4,036,530
376,790	Canadian Natural Resources, Ltd. (Canada)	10,892,924
454,490	ChevronTexaco Corp.	24,442,472
163,734	ConocoPhillips	17,657,075
321,474	Devon Energy Corp.	14,755,657
85,184	Energy Partners, Ltd. (NON)	1,946,454
278,000	EOG Resources, Inc.	13,869,420
614,467	ExxonMobil Corp.	34,533,045
141,180	Lukoil ADR (Russia)	4,906,005
325,000	Marathon Oil Corp.	15,759,250
280,478	Nexen, Inc. (Canada)	7,292,115
185,400	Occidental Petroleum Corp.	13,554,594
368,247	Royal Dutch Petroleum Co. (Netherlands)	21,504,365
94,000	Royal Dutch Petroleum Co. ADR (Netherlands)	5,506,520
372,500	Statoil ASA (Norway)	6,570,485
47,881	Sunoco, Inc.	4,911,154
179,765	Total SA Class B ADR (France) (S)	19,988,070
120,245	Valero Energy Corp.	8,251,212
386,866	XTO Energy, Inc.	12,039,269
		261,725,835
	Total Common stocks (cost $341,290,742)	$414,887,822
Short-term investments (5.5%) (a)
Principal amount		Value
$346,380	Putnam Prime Money Market Fund (e)	$346,380
22,763,031	Short-term investments held as collateral for loaned securities with yields ranging from 3.01% to 3.21% and due dates ranging from June 1, 2005 to June 27, 2005 (d)	22,739,350
	Total Short-term investments (cost $23,085,730)	$23,085,730
	Total Investments (cost $364,376,472) (b)	$437,973,552

Putnam Global Natural Resources Fund
Forward currency contracts to buy at May 31, 2005 (Unaudited)
(aggregate face value $33,388,362)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Australian Dollar	$272,968	278,771	7/20/05	$(5,803)
British Pound	29,564,413	30,790,805	6/15/05	(1,226,392)
Hong Kong Dollar	617,513	617,527	8/17/05	(14)
Swedish Krona	481,531	506,641	6/15/05	(25,110)
Swiss Franc	1,155,915	1,194,618	6/15/05	(38,703)

				$(1,296,022)

Putnam Global Natural Resources Fund
Forward currency contracts to sell at May 31, 2005 (Unaudited)
(aggregate face value $49,211,631)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Canadian Dollar	3,549,255	3,646,204	7/20/05	96,949
Euro	24,622,754	26,102,124	6/15/05	1,479,370
Japanese Yen	5,209,579	5,318,396	8/17/05	108,817
Norwegian Krone	13,728,981	14,144,907	6/15/05	415,926

				$2,101,062

	NOTES
(a)	Percentages indicated are based on net assets of $420,499,730.

(b)

The aggregate identified cost on a tax basis is $365,316,295, resulting in gross unrealized appreciation and depreciation of $78,356,395 and $5,699,138, respectively, or net unrealized appreciation of $72,657,257.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at May 31, 2005.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At May 31, 2005, the value of securities loaned amounted to $22,216,431.  The fund received cash collateral of $22,739,350 which is pooled with collateral of other Putnam funds into 21 issuers of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $53,759 for the period ended May 31, 2005.  During the period ended May, 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $87,414,823 and $89,525,784, respectively.

	ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of issue at May 31, 2005: (as a percentage of Portfolio Value)

	Bermuda	1.4%
	Canada	4.8
	France	4.8
	Germany	1.8
	Japan	2.8
	Norway	3.9
	Netherlands	7.7
	Russia	1.2
	United States	67.7
	Other	3.9

	Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date.  These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments).  The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.  The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss.  When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities.  Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

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(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

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A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

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Michael T. Healy

Principal Accounting Officer

Date: July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

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Charles E. Porter

Principal Executive Officer

Date: July 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

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Steven D. Krichmar

Principal Financial Officer

Date: July 28, 2005